Loan Receivables - Additional Information (Details)	12 Months Ended
Feb. 28, 2022
Loan Receivables Line Item
Loan receivables per annum interest rate	11.00%
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Loan Receivables Line Item
Tenure of loan receivables	120 days
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Loan Receivables Line Item
Tenure of loan receivables	14 days